UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Ospraie Management, LLC

Address:   320 Park Avenue, 27th Floor
           New York, NY 10022


Form 13F File Number: 28-11391


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Richard Puma
Title:  Chief Compliance Officer
Phone:  212-602-5000

Signature,  Place,  and  Date  of  Signing:

/s/ Richard Puma                   New York, NY                       11/14/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              58

Form 13F Information Table Value Total:  $      218,765
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
---------------------------- -------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                       VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
---------------------------- -------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
ADECOAGRO S A                COM            L00849106  105,295 10,466,723 SH       SOLE       N/A      10,466,723      0    0
AIRGAS INC                   COM            009363102    2,881     35,000 SH       SOLE       N/A          35,000      0    0
ANADARKO PETE CORP           COM            032511107    4,964     71,000 SH       SOLE       N/A          71,000      0    0
ANDERSONS INC                COM            034164103      603     16,000 SH       SOLE       N/A          16,000      0    0
ARCHER DANIELS MIDLAND CO    COM            039483102      217      8,000 SH       SOLE       N/A           8,000      0    0
ARROW ELECTRS INC            COM            042735100      270      8,000 SH       SOLE       N/A           8,000      0    0
BERRY PETE CO                CL A           085789105    1,625     40,000 SH       SOLE       N/A          40,000      0    0
CABOT OIL & GAS CORP         COM            127097103      898     20,000 SH       SOLE       N/A          20,000      0    0
CALPINE CORP                 COM NEW        131347304    1,799    104,000 SH       SOLE       N/A         104,000      0    0
CAMERON INTERNATIONAL CORP   COM            13342B105    2,019     36,000 SH       SOLE       N/A          36,000      0    0
CHICAGO BRIDGE & IRON CO N V NY REGISTRY SH 167250109      457     12,000 SH       SOLE       N/A          12,000      0    0
COMPANHIA ENERGETICA DE MINA SP ADR N-V PFD 204409601      127     10,500 SH       SOLE       N/A          10,500      0    0
COMSTOCK RES INC             COM            205768203      662     36,000 SH       SOLE       N/A          36,000      0    0
CONCHO RES INC               COM            20605P101    2,085     22,000 SH       SOLE       N/A          22,000      0    0
CONTINENTAL RESOURCES INC    COM            212015101    1,000     13,000 SH       SOLE       N/A          13,000      0    0
COSAN LTD                    SHS A          G25343107    4,655    293,500 SH       SOLE       N/A         293,500      0    0
CROWN HOLDINGS INC           COM            228368106    2,132     58,000 SH       SOLE       N/A          58,000      0    0
DELTA AIR LINES INC DEL      COM NEW        247361702    1,282    140,000 SH       SOLE       N/A         140,000      0    0
EASTMAN CHEM CO              COM            277432100    1,254     22,000 SH       SOLE       N/A          22,000      0    0
ENSCO PLC                    SHS CLASS A    G3157S106    2,837     52,000 SH       SOLE       N/A          52,000      0    0
EQT CORP                     COM            26884L109    1,593     27,000 SH       SOLE       N/A          27,000      0    0
EXPEDITORS INTL WASH INC     COM            302130109    1,818     50,000 SH       SOLE       N/A          50,000      0    0
EXXON MOBIL CORP             COM            30231G102    1,097     12,000 SH       SOLE       N/A          12,000      0    0
FEDEX CORP                   COM            31428X106    4,062     48,000 SH       SOLE       N/A          48,000      0    0
FREEPORT-MCMORAN COPPER & GO COM            35671D857      396     10,000 SH       SOLE       N/A          10,000      0    0
GILDAN ACTIVEWEAR INC        COM            375916103      824     26,000 SH       SOLE       N/A          26,000      0    0
GRAFTECH INTL LTD            COM            384313102    4,585    510,000 SH       SOLE       N/A         510,000      0    0
GREEN PLAINS RENEWABLE ENERG COM            393222104    3,926    670,000 SH       SOLE       N/A         670,000      0    0
HESS CORP                    COM            42809H107    1,074     20,000 SH       SOLE       N/A          20,000      0    0
HOLLYFRONTIER CORP           COM            436106108      441     10,686 SH       SOLE       N/A          10,686      0    0
ISHARES INC                  MSCI BRAZIL    464286400      292      5,400 SH       SOLE       N/A           5,400      0    0
JETBLUE AIRWAYS CORP         COM            477143101    1,117    233,000 SH       SOLE       N/A         233,000      0    0
KENNAMETAL INC               COM            489170100    1,372     37,000 SH       SOLE       N/A          37,000      0    0
KODIAK OIL & GAS CORP        COM            50015Q100      187     20,000 SH       SOLE       N/A          20,000      0    0
LENNAR CORP                  CL B           526057302   11,854    440,000 SH       SOLE       N/A         440,000      0    0
LUFKIN INDS INC              COM            549764108      377      7,000 SH       SOLE       N/A           7,000      0    0
LYONDELLBASELL INDUSTRIES N  SHS - A -      N53745100    1,446     28,000 SH       SOLE       N/A          28,000      0    0
MARATHON OIL CORP            COM            565849106    2,425     82,000 SH       SOLE       N/A          82,000      0    0
NATIONAL OILWELL VARCO INC   COM            637071101      481      6,000 SH       SOLE       N/A           6,000      0    0
NEXEN INC                    COM            65334H102    1,039     41,000 SH       SOLE       N/A          41,000      0    0
OCCIDENTAL PETE CORP DEL     COM            674599105    1,807     21,000 SH       SOLE       N/A          21,000      0    0
PIONEER NAT RES CO           COM            723787107      731      7,000 SH       SOLE       N/A           7,000      0    0
PLAINS ALL AMERN PIPELINE L  UNIT LTD PARTN 726503105    1,588     18,000 SH       SOLE       N/A          18,000      0    0
PLAINS EXPL& PRODTN CO       COM            726505100    1,049     28,000 SH       SOLE       N/A          28,000      0    0
RELIANCE STEEL & ALUMINUM CO COM            759509102    1,571     30,000 SH       SOLE       N/A          30,000      0    0
ROCKWELL AUTOMATION INC      COM            773903109    1,391     20,000 SH       SOLE       N/A          20,000      0    0
SCHLUMBERGER LTD             COM            806857108    4,195     58,000 SH       SOLE       N/A          58,000      0    0
SCORPIO TANKERS INC          SHS            Y7542C106      600    100,000 SH       SOLE       N/A         100,000      0    0
SM ENERGY CO                 COM            78454L100    1,082     20,000 SH       SOLE       N/A          20,000      0    0
SUNCOR ENERGY INC NEW        COM            867224107   16,425    500,000 SH       SOLE       N/A         500,000      0    0
TRONOX LTD                   SHS CL A       Q9235V101    2,854    126,000 SH       SOLE       N/A         126,000      0    0
UNITED PARCEL SERVICE INC    CL B           911312106    1,002     14,000 SH       SOLE       N/A          14,000      0    0
VALERO ENERGY CORP NEW       COM            91913Y100      317     10,000 SH       SOLE       N/A          10,000      0    0
WATSCO INC                   COM            942622200    1,667     22,000 SH       SOLE       N/A          22,000      0    0
WEATHERFORD INTERNATIONAL LT REG SHS        H27013103      520     41,000 SH       SOLE       N/A          41,000      0    0
WESCO INTL INC               COM            95082P105    1,830     32,000 SH       SOLE       N/A          32,000      0    0
WESTLAKE CHEM CORP           COM            960413102    1,096     15,000 SH       SOLE       N/A          15,000      0    0
WILLIAMS COS INC DEL         COM            969457100    1,574     45,000 SH       SOLE       N/A          45,000      0    0


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